Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income	$ 247.0	$ 200.7
Add (deduct) items not affecting cash:
Depreciation of property and equipment	56.8	53.9
Depreciation of lease assets	122.1	107.9
Net (reversal) impairment of lease assets and property and equipment	(5.5)	24.8
Amortization of intangible assets	104.6	60.0
Deferred income taxes	(43.2)	(4.4)
Net loss (gain) on equity securities	2.4	(13.9)
Share-based compensation	26.0	46.7
Provisions	47.3	46.5
Other non-cash items	0.8	1.2
Cash flows from (used in) operations before changes in working capital	558.3	523.4
Trade and other receivables	(211.7)	(8.4)
Unbilled receivables	134.9	46.4
Contract assets	(13.7)	(3.5)
Prepaid expenses	(2.8)	1.9
Income taxes recoverable, net	21.1	(39.1)
Trade and other payables and other accruals	22.8	(65.8)
Deferred revenue	65.2	34.9
Increase (decrease) in working capital	(254.0)	(126.4)
Net cash flows from operating activities	304.3	397.0
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(50.4)	(702.5)
Purchase of investments held for self-insured liabilities	(206.2)	(61.6)
Proceeds from sale of investments held for self-insured liabilities	244.6	47.8
Purchase of intangible assets	(6.4)	(4.8)
Purchase of property and equipment	(68.5)	(45.8)
Other	13.1	2.1
Net cash flows used in investing activities	(73.8)	(764.8)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Net (repayment of) proceeds from revolving credit facility	(22.6)	544.7
Repayment of notes payable and software financing obligations	(60.3)	(58.0)
Net proceeds from bank indebtedness	65.4	0.0
Net lease payments	(153.7)	(128.4)
Repurchase of shares for cancellation	(65.3)	(50.7)
Proceeds from exercise of share options	18.0	41.2
Payment of dividends to shareholders	(78.2)	(72.3)
Net cash flows (used in) from financing activities	(296.7)	276.5
Foreign exchange gain (loss) on cash held in foreign currency	27.8	(6.8)
Net decrease in cash and cash equivalents	(38.4)	(98.1)
Cash and cash equivalents, beginning of the year	186.7	284.8
Cash and cash equivalents, end of the year	$ 148.3	$ 186.7